Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
1 1 .	Income Taxes
Domestic and foreign components of income before income taxes and the current and deferred income tax expense attributable to such income are summarized as follows:

	Year ended December 31, 2019
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	107,329	88,411	195,740

Income taxes:
Current	39,483	23,186	62,669
Deferred	(4,199)	(2,247)	(6,446)

	35,284	20,939	56,223

	Year ended December 31, 2018
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	241,474	121,418	362,892

Income taxes:
Current	75,556	32,443	107,999
Deferred	(6,552)	(5,297)	(11,849)

	69,004	27,146	96,150

	Year ended December 31, 2017
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	276,149	77,735	353,884

Income taxes:
Current	80,225	35,402	115,627
Deferred	(7,453)	(10,150)	(17,603)

	72,772	25,252	98,024

The Company and its domestic subsidiaries are subject to a number of income taxes, which, in the aggregate, represent a statutory income tax rate of approximately 31%
for the years ended December 31, 2019, 2018 and 2017.
The United States enacted tax reform legislation (the “Tax Reform Legislation”) on December 22, 2017. Due to the Tax Reform Legislation, the federal corporate income tax rate in the U.S.
wa
s reduced from 35% to 21% from the fiscal year commencing on January 1, 2018. The adjustment to deferred tax assets and liabilities for the tax rate change was
a
tax benefit of ¥14,563 million for the year ended December 31, 2017. The impacts related to other changes from the Tax Reform
Legislation
are not material.
A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2019	2018	2017
Japanese statutory income tax rate	31.0%	31.0%	31.0%

Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes *	1.7	0.7	3.7
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(4.5)	(3.0)	(2.1)
Tax credit for research and development expenses	(2.3)	(3.4)	(4.8)
Change in valuation allowance	0.0	0.4	1.7
Effect of enacted changes in U.S. tax laws	—	—	(3.6)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	2.3	0.9	1.1
Other	0.5	(0.1)	0.7

Effective income tax rate	28.7%	26.5%	27.7%

*	Expenses not deductible for tax purposes for the year ended December 31, 2017 primarily consist of impairment losses on goodwill.

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2019	2018
	(Millions of yen)
Other assets	153,948	160,541
Other noncurrent liabilities	(59,888)	(70,336)

	94,060	90,205

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2019 and 2018 are presented below:

	December 31
	2019	2018
	(Millions of yen)
Deferred tax assets:
Inventories	10,225	10,739
Accrued business tax	1,282	2,361
Accrued pension and severance cost	107,463	105,933
Research and development – costs capitalized for tax purposes	4,751	4,690
Property, plant and equipment	32,040	33,738
Operating lease liabilities	25,646	—
Accrued expenses	25,845	28,015
Net operating losses carried forward	21,294	28,549
Other	41,759	38,683
	270,305	252,708
Less valuation allowance	(27,678)	(30,734)
Total deferred tax assets	242,627	221,974
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(8,769)	(7,615)
Tax deductible reserve	(4,050)	(4,050)
Financing lease revenue	(19,029)	(26,441)
Operating lease right-of-use assets	(25,249)	—
Intangible assets	(59,350)	(66,189)
Other	(32,120)	(27,474)
Total deferred tax liabilities	(148,567)	(131,769)
Net deferred tax assets	94,060	90,205

The net changes in the total valuation allowance were a decrease of ¥3,056 million, a decrease of ¥49 million and an increase of ¥4,096 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Based on the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse, management believes it is more likely than not that Canon will realize the benefits of these deferred tax assets, net of the valuation allowance, at December 31, 2019.
At December 31, 2019, Canon had net operating losses which can be carried forward for income tax purposes of ¥130,907 million to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	1,980
After one year through five years	28,550
After five years through ten years	31,871
After ten years through twenty years	17,137
Indefinite period	51,369

130,907

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the dividends from a domestic subsidiary can be received tax free.

Canon has not recognized deferred tax liabilities of ¥24,886 million for a portion of undistributed earnings of foreign subsidiaries of ¥994,886 million as of
December 31, 2019 because Canon intends to permanently reinvest such undistributed earnings of foreign subsidiaries. Deferred tax liabilities will be recognized when such undistributed earnings are no longer permanently reinvested.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2019	2018	2017
	(Millions of yen)
Balance at beginning of year	8,649	10,282	7,318
Additions for tax positions of the current year	—	45	2,956
Additions for tax positions of prior years	204	178	250
Reductions for tax positions of prior years	(44)	(17)	(915)
Settlements with tax authorities	(402)	(1,286)	—
Other	(287)	(553)	673

Balance at end of year *	8,120	8,649	10,282

*
The unrecognized tax benefits were offset by deferred tax assets in the amount of
¥933 million, ¥2,043 million and ¥124 million as of December 31, 2019, 2018 and 2017
,
respectively, and reported under “other noncurrent liabilities” on the consolidated balance sheets.

The total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized, were ¥8,120 million and ¥8,649 million at December 31, 2019 and 2018, respectively.
Although Canon believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax examination settlements and any related litigation could affect the effective tax rate in a future period. Based on each of the items of which Canon is aware at December 31, 2019, no significant changes to the unrecognized tax benefits are expected within the next twelve months.
Canon recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes. Both interest and penalties accrued at December 31, 2019 and 2018, and interest and penalties included in income taxes for the years ended December 31, 2019, 2018 and 2017 were not significant.
Canon files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Canon is no longer subject to regular income tax examinations by the tax authority for years before 2017 with few exceptions. Canon is also no longer subject to a transfer pricing examination by the tax authority for years before 2017 with few exceptions. In other major foreign tax jurisdictions, including the United States and the Netherlands, Canon is no longer subject to income tax examinations by tax authorities
for years before 2009 with few exceptions.